Consolidated Statements of Changes in Equity - USD ($)	Total	Share capital	Share premium	Capital redemption reserve	Other reserves	Foreign currency translation reserve	Retained earnings
Beginning balance at Dec. 31, 2020	$ 82,000,000	$ 73,000,000	$ 6,000,000	$ 0	$ (1,295,000,000)	$ (13,000,000)	$ 1,311,000,000
Comprehensive income
Net income/(loss)	205,000,000						205,000,000
Other comprehensive income/(loss)	(7,000,000)					(7,000,000)
Total comprehensive income/(loss)	198,000,000					(7,000,000)	205,000,000
Transactions recognized directly in equity
Shares issued	1,000,000	0	1,000,000
Share-based plans	11,000,000						11,000,000
Settlement of tax on equity awards	(1,000,000)						(1,000,000)
Shares repurchased and canceled	(101,000,000)	(3,000,000)		3,000,000			(101,000,000)
Taxation on share-based plans	13,000,000						13,000,000
Transactions recognized directly in equity	(77,000,000)	(3,000,000)	1,000,000	3,000,000			(78,000,000)
Ending balance at Dec. 31, 2021	203,000,000	70,000,000	7,000,000	3,000,000	(1,295,000,000)	(20,000,000)	1,438,000,000
Comprehensive income
Net income/(loss)	(53,000,000)						(53,000,000)
Other comprehensive income/(loss)	(19,000,000)					(19,000,000)
Total comprehensive income/(loss)	(72,000,000)					(19,000,000)	(53,000,000)
Transactions recognized directly in equity
Shares issued	2,000,000	1,000,000	1,000,000
Share-based plans	16,000,000						16,000,000
Settlement of tax on equity awards	(10,000,000)						(10,000,000)
Shares repurchased and canceled	(90,000,000)	(3,000,000)		3,000,000			(90,000,000)
Transfer to share repurchase liability	(9,000,000)						(9,000,000)
Taxation on share-based plans	11,000,000						11,000,000
Transactions recognized directly in equity	(80,000,000)	(2,000,000)	1,000,000	3,000,000			(82,000,000)
Ending balance at Dec. 31, 2022	51,000,000	68,000,000	8,000,000	6,000,000	(1,295,000,000)	(39,000,000)	1,303,000,000
Comprehensive income
Net income/(loss)	2,000,000						2,000,000
Other comprehensive income/(loss)	4,000,000					4,000,000
Total comprehensive income/(loss)	6,000,000					4,000,000	2,000,000
Transactions recognized directly in equity
Shares issued	4,000,000	1,000,000	3,000,000
Share-based plans	22,000,000						22,000,000
Settlement of tax on equity awards	(22,000,000)						(22,000,000)
Shares repurchased and canceled	(33,000,000)	(1,000,000)		1,000,000			(33,000,000)
Transfer to share repurchase liability	(23,000,000)						(23,000,000)
Transfer from share repurchase liability	9,000,000						9,000,000
Taxation on share-based plans	(14,000,000)						(14,000,000)
Transactions recognized directly in equity	(57,000,000)	0	3,000,000	1,000,000			(61,000,000)
Ending balance at Dec. 31, 2023	$ 0	$ 68,000,000	$ 11,000,000	$ 7,000,000	$ (1,295,000,000)	$ (35,000,000)	$ 1,244,000,000